Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Submitted to a Vote of our Shareholders	Holders of our Shares are entitled to one (1) vote per share and vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law.
	Ordinary Shares Beneficially Owned
	Ordinary Shares	Percentage of Votes Held
Directors and Executive Officers*
QIAN Fenglei(1)	4,000,000	52.83%
XU Zhiheng	—	—
CHOW Chun Yu Leeds	—	—
WU Wei	—	—
CHENG Chi Wai Benny	—	—
All directors and executive officers as a group:	4,000,000	52.83%

5% Shareholders:
Hang Feng International Holdings Co., Limited(1)	4,000,000	52.83%

*	Unless otherwise indicated, the business address of each of the individuals is Unit 2806, 28/F, Tower One, Lippo Centre No. 89 Queensway, Hong Kong.

(1)	The number of Ordinary Shares (as defined below) beneficially owned by Mr. QIAN Fenglei represents 4,000,000 Ordinary Shares (as defined below) held by HF Holdings, a BVI company of which Mr. QIAN holds 93.11% of the total voting power. Mr. QIAN also serves as the chairman and sole director of HF Holdings. As such, Mr. QIAN is deemed to have the voting and dispositive power over shares beneficially owned by HF Holdings. The registered address for HF Holdings and Mr. QIAN is Unit 2008, 20/F, Cheung Kong Center, 2 Queen’s Road Central, Hong Kong.

Schedule of Submitted to a Vote of our Shareholders

The Company, through its subsidiaries, provides management consulting services, asset and fund management services in Hong Kong. As of December 31, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Background	Ownership
Starchain Investment Trading Limited (“Starchain”)	● A Hong Kong company ● Incorporated on June 12, 2017 ● Management Consulting Services	100%
Shine Prosperity Holding Limited (“Shine Prosperity”) (formerly known as BRY Holdings Limited)	● A British Virgin Islands company ● Incorporated on November 13, 2020	100%
Hang Feng International Asset Management Limited (“HF IAM”) (formerly known as BRY Investments Limited and Gret Prosperity Investment Management Limited)	● A Hong Kong company ● Incorporated on April 1, 2019 ● Asset Management	100% owned by Shine Prosperity
Hang Feng Capital Management Limited (“HF CM”) (formerly known as Infinite Winner Limited)	● A British Virgin Islands company ● Incorporated on November 30, 2024 ● Fund Management	100%
Hang Feng Fund SPC (“HF Fund SPC”)	● A Cayman Islands company ● Incorporated on July 25, 2024	100%